Goodwill and other intangible assets (Details 3) (Detail) ₩ in Millions	Dec. 31, 2015 KRW (₩)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	₩ 45
2017	26
2018	20
2019	13
2020 and thereafter	28
Net Carrying Amount	₩ 132